Note 11 - Financial Instruments designated at fair value through profit or loss	12 Months Ended
Dec. 31, 2017
Financial assets and liabilities designated at fair value through profit or loss
Disclosure of Financial Instruments designated at fair value through profit or loss

Financial assets and liabilities designated at fair value through profit or loss

The breakdown of the balance under these headings in the accompanying consolidated balance sheets is as follows:

Financial assets and liabilities designated at fair value through profit or loss (Millions of euros)
	Notes	2017	2016	2015
ASSETS-
Equity instruments		1,888	1,920	2,075
Unit-linked products		1,621	1,749	1,960
Other securities		266	171	115
Debt securities		174	142	173
Loans and advances to customers		648	-	62
Total	7.3.1	2,709	2,062	2,311
LIABILITIES-
Other financial liabilities		2,222	2,338	2,649
Unit-linked products		2,222	2,338	2,649
Total		2,222	2,338	2,649

As of December 31, 2017, 2016 and 2015, the most significant balances within financial assets and liabilities designated at fair value through profit or loss related to assets and liabilities linked to insurance products where the policyholder bears the risk ("Unit-Link"). This type of product is sold only in Spain, through BBVA Seguros SA, insurance and reinsurance and in Mexico through Seguros Bancomer S.A. de CV.

Since the liabilities linked to insurance products in which the policyholder assumes the risk are valued the same way as the assets associated to these insurance products, there is no credit risk component borne by the Group in relation to these liabilities.